Goodwill and Intangible Assets (Schedule Of Other Intangible Asset Balances For Continuing Operations) (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Gross		$ 345	$ 344
Accumulated Amortization		(187)	(179)
Net		158	165
Customer relationships [Member]
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Gross		173	172
Accumulated Amortization		(165)	(160)
Net		7	12
Other [Member]
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Gross		32	32
Accumulated Amortization		(22)	(19)
Net		10	13
Trade names [Member]
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Gross	[1]	140	140
Net	[1]	$ 140	$ 140

[1]	Not subject to amortization.